Description of Business (Policies)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Basis of preparation and consolidation
Basis of preparation and consolidation
Our unaudited condensed consolidated financial statements (“financial statements”) have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations.
Our unaudited condensed consolidated financial statements include all adjustments of a normal, recurring nature necessary for the fair statement of the results for the interim periods presented. The results for the interim period presented are not necessarily indicative of those for the full year. The condensed consolidated financial statements should be read in conjunction with our consolidated financial statements for the year ended December 31, 2023.
The condensed consolidated financial statements include the balances and accounts of DDI and our controlled subsidiaries. All significant inter-company transactions, balances and unrealized gains or losses have been eliminated. We view our operations and manage our business as one operating segment.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with Generally Accepted Accounting Principles (GAAP) requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures. We regularly evaluate estimates and assumptions related to provisions for income taxes, revenue recognition, expense accruals, deferred income tax asset valuation allowances, valuation of goodwill and intangibles, and legal contingencies. We base our estimates and assumptions on current facts, historical experience and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and the actual results, future operating results may be affected.

Functional currency and translation of financial statements
Functional currency and translation of financial statements
Our functional currency is the Korean Won (“KRW”), Euro (“EUR” or “€”), and the U.S. Dollar (“dollar,” “USD,” “US$,” or “$”) is the functional currency of our United States subsidiaries. The accompanying consolidated financial statements are presented in USD. The consolidated balance sheets have been translated at the exchange rates prevailing at each balance sheet date. The consolidated statement of comprehensive income and statement of cash flows have been translated using the weighted-average exchange rates prevailing during the periods of each statement. The equity capital is denominated in the functional currency, KRW, and is translated at historical exchange rates. All translation adjustments resulting from translating into the reporting currency are accumulated as a separate component of accumulated other comprehensive income in shareholders’ equity. Gains or losses resulting from foreign currency transactions are included in other income (expense).

Intercompany monetary items denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date with the gain or loss arising on translation recorded to other income (expense). Intercompany non-monetary
items
that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Cash and cash equivalents
Cash and cash equivalents
We consider all money market funds and short-term investments with a maturity of three months or less when acquired to be cash and cash equivalents. Cash and cash equivalents are held by high credit quality financial institutions and balances may exceed limits of federal insurance. We have not experienced any losses resulting from these excess deposits.

Financial instruments and concentration of credit risk
Financial instruments and concentration of credit risk
Financial instruments, which potentially expose us to concentrations of credit risk, consist primarily of cash and cash equivalents, accounts receivable and short-term investments.
Accounts receivable are recorded and carried at the net invoiced amount, which is net of platform payment processing fees, unsecured, and represent amounts due to us based on contractual obligations where an executed contract exists. We do not require collateral and have not recognized an allowance as management estimates the net receivable is fully collectible. Apple, Inc. (“Apple”), Facebook, Inc. (“Facebook”), and Google, LLC (“Google”) represent significant distribution, marketing, and payment platforms for our games. A substantial portion of our revenue was generated from players who accessed our games through these platforms and a significant concentration of our accounts receivable balance is comprised of balances owed to us by these platforms.
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended March 31,
	2024	2023
Apple	50.3%	55.1%
Facebook	14.8%	18.4%
Google	16.2%	18.7%

	Accounts Receivable Concentration
	As of March 31,	As of December 31,
	2024	2023
Apple	62.7%	59.3%
Facebook	10.3%	9.9%
Google	11.3%	10.3%
Xsolla	12.9%	11.3%